                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

                      A SHARES            B SHARES            C SHARES         I SHARES
                    since 6/16/86       since 11/5/91      since 5/10/93     since 8/12/05
------------------------------------------------------------------------------------------
                             W/MAX               W/MAX              W/MAX
                    W/O      2.25%      W/O      2.00%      W/O      .75%         W/O
AVERAGE ANNUAL     SALES     SALES     SALES     SALES     SALES    SALES        SALES
TOTAL RETURNS     CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE      CHARGES

Since Inception    4.31%      4.20%    2.91%      2.91%    2.61%     2.61%      -0.31%

10-year            2.54       2.31     2.12       2.12     2.03      2.03          --

5-year             0.10      -0.36    -0.38      -0.38    -0.40     -0.40          --

1-year            -7.77      -9.87    -8.16      -9.91    -8.21     -8.86       -7.62

6-month           -8.16     -10.22    -8.32     -10.11    -8.37     -9.04       -8.09
------------------------------------------------------------------------------------------

30-Day SEC Yield        4.22%               3.84%              3.84%             4.48%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares in year one and declining to zero after year four, a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B shares and up to 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Periods of less than one year are not annualized.

The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged, broad-based market index that is composed of debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies and quasi-federal corporations and fixed rate dollar denominated SEC registered corporate debt that are rated investment grade. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

The fixed income market was tremendously volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. As a result, investors shunned risky assets in favor of the relatively safe haven of high-quality government securities, boosting the performance of U.S. Treasuries while driving spreads in other sectors considerably wider.

The Federal Reserve (the "Fed") stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rate by 225 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of troubled Bear Stearns--once the country's fifth largest investment bank--in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in spread sector performance that lasted through mid-June. Citing the need to maintain a balance between supporting the economy while limiting inflationary pressures, the Fed held the target federal funds rate steady at 2.0 percent in June, where it had stood since the last rate cut in April. In the final weeks of the quarter, the market retreated again as investors paused to consider new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period, Treasuries outperformed all other sectors of the fixed income market.

The mortgage sector saw some relief in April and May but overall posted disappointing returns. Non-agency mortgages continued to suffer the most as the availability of these non-traditional mortgages with more lenient terms has sharply diminished in the wake of the subprime market crisis.

In the corporate bond market, credit spreads tightened in the second quarter of the year after widening considerably in the first quarter. In fact, the investment grade corporate sector posted its best monthly return on record in April. As the period was coming to a close investors began demanding additional compensation for owning riskier assets, however, causing credit spreads to widen again. Overall, investment grade credit outperformed high yield for the six-month period as the flight to quality led higher rated securities to outperform those with lower ratings. Within the investment grade sector, industrials and utilities were the top performers while financials continued to lag as many financial institutions recognized significant losses on mortgage-related securities.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Limited Duration Fund underperformed the Lehman Brothers 1-5 Year U.S. Government/Credit Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

-----------------------------------------------------------------------------
                                                   LEHMAN BROTHERS
                                              1-5 YEAR U.S. GOVERNMENT/
      CLASS A   CLASS B   CLASS C   CLASS I         CREDIT INDEX

      -8.16%    -8.32%    -8.37%    -8.09%              1.79%
-----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The primary detractors from the Fund's performance were positions in non-agency mortgage securities, which are not included in the Lehman Brothers 1-5 Year U.S. Government/Credit Index, and asset-backed securities (ABS), which were overweighted relative to the Index. The Fund's non-agency mortgage securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers--those who have relatively strong credit but are not considered "prime" borrowers. The majority of the Fund's holdings in ABS are concentrated in high-quality AAA-rated securities. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products as well as ABS widened during the period, hindering performance.

The Fund's holdings in corporate bonds, particularly an overweight in the financial sector, also held back returns as ongoing writedowns by many financial institutions caused credit spreads to widen. The Fund's yield-curve positioning, however, was modestly additive to performance. We positioned the Fund to benefit from a steepening of the yield curve, which materialized early in the period as short terms yields declined dramatically in response to interest rate reductions by the Federal Reserve.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 6/30/08
CMO                                                              24.4%
Corporate Bonds                                                  21.7
Asset Backed Securities                                          16.5
FNMA                                                             10.0
FHLMC                                                             3.5
GNMA                                                              0.1
                                                                -----
Total Long-Term Investments                                      76.2
Purchased Options                                                 0.1
Total Short-Term Investments                                     23.8
                                                                -----
Total Investments                                               100.1
Other Liabilities in Excess of Assets                            (0.1)
Written Options                                                  (0.0)*
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

*   Amount is less than 0.1%

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/08           6/30/08       1/1/08-6/30/08
Class A
  Actual......................................    $1,000.00        $  918.36          $4.01
  Hypothetical................................     1,000.00         1,020.69           4.22
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           916.81           6.39
  Hypothetical................................     1,000.00         1,018.20           6.72
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           916.35           6.38
  Hypothetical................................     1,000.00         1,018.20           6.72
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           919.11           3.29
  Hypothetical................................     1,000.00         1,021.43           3.47
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.34%, 1.34% and 0.69% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  24.4%
$ 1,043    American Home Mortgage Assets (a)............. 2.632%    06/25/47     $    572,305
    417    American Home Mortgage Assets (a)............. 2.692     06/25/47          161,824
    418    American Home Mortgage Assets (a)............. 2.712     10/25/46          150,040
    998    American Home Mortgage Assets (a)............. 2.742     10/25/46          547,783
  1,017    American Home Mortgage Investment Trust (a)... 2.672     05/25/47          731,354
    109    American Home Mortgage Investment Trust (a)... 4.308     02/25/44           95,949
  1,207    Bank of America Mortgage Securities (a)....... 4.366     01/25/35        1,176,225
    897    Bear Stearns Mortgage Funding Trust (a)....... 2.662     10/25/36          629,205
    687    Bear Stearns Mortgage Funding Trust (a)....... 2.692     01/25/37          344,907
    481    Citigroup Commercial Mortgage Trust (b)....... 5.622     04/10/12          477,748
    217    Citigroup Mortgage Loan Trust, Inc. (b)....... 4.272     08/25/34          202,321
    400    Citigroup Mortgage Loan Trust, Inc. (b)....... 5.399     09/25/34          386,236
    660    Countrywide Alternative Loan Trust (a)........ 2.642     09/25/47          451,438
    544    Countrywide Alternative Loan Trust (a)........ 2.672     11/25/46          388,016
    609    Countrywide Alternative Loan Trust (a)........ 2.692     02/25/47          357,040
    916    Countrywide Alternative Loan Trust (a)........ 2.712     08/25/46          507,669
  1,093    Countrywide Alternative Loan Trust (a)........ 2.732     10/25/46          639,725
    247    Countrywide Alternative Loan Trust (a)........ 2.771     11/20/35          210,944
    852    Countrywide Alternative Loan Trust (REMIC)
           (a)........................................... 2.792     02/25/35          666,269
    714    Countrywide Alternative Loan Trust (a)........ 2.792     03/25/35          554,909
  1,031    Countrywide Alternative Loan Trust (a)........ 2.862     11/20/35          600,165
    830    Countrywide Alternative Loan Trust (a)........ 2.871     12/20/35          502,991
  2,914    Countrywide Alternative Loan Trust (c)........ 3.314     02/25/37          101,992
  3,488    Countrywide Alternative Loan Trust (REMIC)
           (c)........................................... 3.840     03/20/46          114,427
    603    Countrywide Alternative Loan Trust (a)........ 5.027     11/25/35          445,469
      1    Countrywide Alternative Loan Trust (a)........ 5.228     02/25/36              900
    207    Countrywide Home Loan Mortgage Trust (b)...... 4.367     06/25/35          206,421
    425    Countrywide Home Loan Mortgage Trust (b)...... 4.547     11/20/34          375,541
 11,846    Downey Savings & Loan Association Mortgage
           Loan Trust (c)................................ 1.250     08/19/45           61,083
    810    Downey Savings & Loan Association Mortgage
           Loan Trust (a)................................ 2.682     11/19/17          568,078
    751    Downey Savings & Loan Association Mortgage
           Loan Trust (a)................................ 2.782     08/19/45          488,218
  1,211    Downey Savings & Loan Association Mortgage
           Loan Trust (a)................................ 2.852     09/19/35          700,756
    132    Federal National Mortgage Association......... 5.500     01/25/24          132,430
    483    Federal National Mortgage Association......... 6.500     06/25/35          504,327
    730    First Horizon Alternative Mortgage
           Securities.................................... 6.000     02/25/37          654,009
    276    First Horizon Mortgage Pass Through Trust
           (a)........................................... 5.110     10/25/34          266,741
    293    Government National Mortgage Association
           (REMIC) (a)................................... 2.871     09/16/19          291,484
    688    Government National Mortgage Association
           (REMIC) (a)................................... 3.082     08/20/30          683,961
  2,536    Greenpoint Mortgage Funding Trust (REMIC)
           (c)........................................... 3.925     10/25/45           92,707
  1,457    Greenpoint Mortgage Funding Trust (REMIC)
           (c)........................................... 4.070     08/25/45           47,127

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   611    Greenpoint Mortgage Funding Trust (a)......... 5.527%    03/25/36     $    449,175
    780    GSR Mortgage Loan Trust (a)................... 2.742     08/25/46          407,889
                                                                   07/20/36 to
      3    Harborview Mortgage Loan Trust (REMIC) (d)....   *       03/19/37              425
    664    Harborview Mortgage Loan Trust (a)............ 2.682     01/25/47          372,553
  1,014    Harborview Mortgage Loan Trust (a)............ 2.722     11/19/36          545,794
    745    Harborview Mortgage Loan Trust (a)............ 2.731     08/21/36          427,185
                                                                   09/19/36 to
  1,712    Harborview Mortgage Loan Trust (a)............ 2.732     01/19/38          914,510
    852    Harborview Mortgage Loan Trust (a)............ 2.763     11/19/36          498,918
    490    Harborview Mortgage Loan Trust (a)............ 2.862     11/19/35          310,248
    634    Harborview Mortgage Loan Trust (a)............ 2.932     06/20/35          399,656
  3,064    Harborview Mortgage Loan Trust (b) (c)........ 3.057     06/19/35           67,503
    289    Harborview Mortgage Loan Trust (a)............ 3.081     06/20/35          126,645
  3,549    Harborview Mortgage Loan Trust (REMIC) (b)
           (c)........................................... 3.089     03/19/37          113,678
  2,578    Harborview Mortgage Loan Trust (b) (c)........ 3.298     05/19/35           52,767
  4,323    Harborview Mortgage Loan Trust (b) (c)........ 3.572     01/19/36          120,907
  1,799    Harborview Mortgage Loan Trust (b) (c)........ 3.623     01/19/36           57,059
  5,628    Harborview Mortgage Loan Trust (REMIC) (b)
           (c)........................................... 3.753     07/19/47          173,240
                                                                   10/19/35 to
  2,351    Harborview Mortgage Loan Trust (a)............ 5.794     01/19/36        1,808,331
    257    Indymac Index Mortgage Loan Trust (a)......... 3.232     07/25/34           85,346
  2,406    Indymac Index Mortgage Loan Trust (REMIC) (b)
           (c)........................................... 3.334     07/25/35           52,254
    684    JP Morgan Chase Commercial Mortgage Securities
           Corp. ........................................ 5.651     06/15/49          684,170
    686    Luminent Mortgage Trust (a)................... 2.592     10/25/46          493,551
    670    Luminent Mortgage Trust (a)................... 2.712     05/25/46          392,086
    504    Luminent Mortgage Trust (REMIC) (a)........... 2.722     04/25/36          348,554
    375    Mastr Adjustable Rate Mortgages Trust (a)..... 3.492     05/25/47           67,943
    725    Residential Accredit Loans, Inc. (a).......... 2.652     02/25/47          281,841
  1,130    Residential Accredit Loans, Inc. (a).......... 2.672     02/25/37          592,801
  1,022    Residential Accredit Loans, Inc. (REMIC)
           (a)........................................... 2.712     06/25/46          553,465
    418    Residential Accredit Loans, Inc. (a).......... 2.722     02/25/46          230,979
    235    Residential Accredit Loans, Inc. (REMIC)
           (a)........................................... 2.752     02/25/46          165,879
    347    Residential Accredit Loans, Inc. (a).......... 2.782     06/25/37          129,055
    636    Residential Accredit Loans, Inc. (a).......... 2.882     10/25/45          395,654
    738    Structured Asset Mortgage Investments, Inc.
           (a)........................................... 2.672     02/25/37          405,335
  1,084    Structured Asset Mortgage Investments, Inc.
           (a)........................................... 2.692     01/25/37          624,378
  1,061    Structured Asset Mortgage Investments, Inc.
           (REMIC) (a)................................... 2.792     02/25/36          587,920
    797    Washington Mutual, Inc. (a)................... 2.592     12/25/46          442,882
    565    Washington Mutual, Inc. (a)................... 2.822     11/25/45          364,400
  2,130    Washington Mutual, Inc. (c)................... 3.014     07/25/44           35,275
  1,184    Washington Mutual, Inc. (c)................... 3.071     06/25/44           20,713
  2,992    Washington Mutual, Inc. (c)................... 3.090     10/25/44           48,622

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   659    Washington Mutual, Inc. (a)................... 4.754%    08/25/46     $    475,659
    682    Washington Mutual Mortgage Pass-Through
           Certificates (a).............................. 2.682     02/25/47          472,845
    255    Washington Mutual Mortgage Pass-Through
           Certificates (REMIC) (a)...................... 2.842     07/25/45          164,359
    880    Washington Mutual Mortgage Pass-Through
           Certificates (REMIC) (a)...................... 4.468     04/25/46          634,569
    649    Washington Mutual Mortgage Pass-Through
           Certificates (a).............................. 4.468     05/25/46          417,036
  1,025    Washington Mutual Mortgage Pass-Through
           Certificates (a).............................. 4.527     08/25/46          784,526
    453    Washington Mutual Mortgage Pass-Through
           Certificates (a).............................. 4.978     10/25/45          354,275
  1,233    Wells Fargo Mortgage Backed Securities Trust
           (a)........................................... 4.108     06/25/35        1,167,529
    220    Wells Fargo Mortgage Backed Securities Trust
           (a)........................................... 6.046     09/25/34          212,720
     32    Wells Fargo Mortgage Backed Securities Trust
           (b)........................................... 6.902     07/25/34           31,533
                                                                                 ------------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  24.4%...................     34,655,371
                                                                                 ------------

           CORPORATE BONDS  21.7%
           AUTOMOTIVE  0.5%
    350    American Honda Finance Corp. (e).............. 3.850     11/06/08          349,997
    345    Daimler Chrysler NA Holding (a)............... 3.218     03/13/09          344,458
                                                                                 ------------
                                                                                      694,455
                                                                                 ------------
           BANKING  4.8%
    585    Bank of America Corp. ........................ 3.375     02/17/09          582,700
    360    Bank of America Corp. ........................ 4.875     09/15/12          353,883
    325    Citicorp...................................... 6.375     11/15/08          327,423
    205    Credit Suisse USA, Inc. ...................... 6.125     11/15/11          210,627
    255    JPMorgan Chase & Co. ......................... 6.000     02/15/09          256,533
    450    JPMorgan Chase & Co. ......................... 6.750     02/01/11          467,338
    330    Mellon Funding Corp. ......................... 6.400     05/14/11          341,834
    365    Popular North America, Inc. .................. 5.650     04/15/09          361,536
    700    Santander Central Hispano Issuances, Ltd.
           (Cayman Islands).............................. 7.625     11/03/09          717,997
    640    Sovereign Bancorp (a)......................... 3.031     03/23/10          572,429
    735    Unicredito Luxembourg Finance (Luxembourg) (a)
           (e)........................................... 2.970     10/24/08          734,546
    865    Wachovia Corp. ............................... 5.350     03/15/11          846,869
    320    Washington Mutual, Inc. ...................... 4.000     01/15/09          310,440

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           BANKING (CONTINUED)
$   320    Wells Fargo Bank NA........................... 6.450%    02/01/11     $    334,596
    390    Wells Fargo Co. .............................. 3.120     08/15/08          389,496
                                                                                 ------------
                                                                                    6,808,247
                                                                                 ------------
           BROKERAGE  2.0%
    170    Citigroup, Inc. .............................. 3.625     02/09/09          169,778
    320    Citigroup, Inc. .............................. 4.625     08/03/10          318,829
    345    Citigroup, Inc. .............................. 5.300     10/17/12          336,847
    425    Goldman Sachs Group, Inc. .................... 5.450     11/01/12          424,337
    475    Goldman Sachs Group, Inc. .................... 6.875     01/15/11          493,375
    285    Lehman Brothers Holdings, Inc. (a)............ 2.851     12/23/08          279,577
    220    Lehman Brothers Holdings, Inc. (a)............ 3.011     12/23/10          206,227
    369    World Financial Properties (e)................ 6.910     09/01/13          369,287
    247    World Financial Properties (e)................ 6.950     09/01/13          246,515
                                                                                 ------------
                                                                                    2,844,772
                                                                                 ------------
           CHEMICALS  0.1%
    190    ICI Wilmington................................ 4.375     12/01/08          190,298
                                                                                 ------------

           COMMUNICATIONS  0.3%
    395    France Telecom SA (France).................... 7.750     03/01/11          418,574
                                                                                 ------------

           DISTRIBUTORS  0.3%
    470    Sempra Energy................................. 4.750     05/15/09          471,777
                                                                                 ------------

           DIVERSIFIED MANUFACTURING  0.6%
    435    Brookfield Asset Management, Inc. (Canada).... 8.125     12/15/08          438,162
    350    Honeywell International, Inc. ................ 6.125     11/01/11          371,588
                                                                                 ------------
                                                                                      809,750
                                                                                 ------------
           ELECTRIC  1.8%
    420    Detroit Edison Co. ........................... 6.125     10/01/10          437,341
    565    Entergy Gulf States, Inc. (a)................. 3.081     12/01/09          558,685
    260    NiSource Finance Corp. (a).................... 3.208     11/23/09          252,839
    745    Ohio Power Co. (a)............................ 2.907     04/05/10          730,621
    225    Public Service Co. of Colorado................ 6.875     07/15/09          231,031
    400    Southwestern Public Service Co. .............. 6.200     03/01/09          406,066
                                                                                 ------------
                                                                                    2,616,583
                                                                                 ------------
           FOOD & BEVERAGE  0.8%
    660    Kraft Foods, Inc. ............................ 4.125     11/12/09          659,226
    460    Miller Brewing Co. (e)........................ 4.250     08/15/08          460,641
                                                                                 ------------
                                                                                    1,119,867
                                                                                 ------------

           HEALTH CARE  0.3%
     30    UnitedHealth Group, Inc. (a).................. 2.761     03/02/09           29,755
    415    UnitedHealth Group, Inc. ..................... 4.125     08/15/09          411,352
                                                                                 ------------
                                                                                      441,107
                                                                                 ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           INTEGRATED ENERGY  0.7%
$   500    ConocoPhillips................................ 8.750%    05/25/10     $    544,364
    430    Consumers Energy Co., Ser H................... 4.800     02/17/09          431,299
                                                                                 ------------
                                                                                      975,663
                                                                                 ------------
           LIFE INSURANCE  1.9%
    500    Hartford Financial Services Group............. 5.550     08/16/08          500,908
    475    John Hancock Financial Services, Inc. ........ 5.625     12/01/08          479,169
    555    Met Life Global Funding I (e)................. 4.625     08/19/10          558,868
    750    Monumental Global Funding II (e).............. 4.375     07/30/09          743,955
    430    Principal Life Income Funding Trusts.......... 5.150     06/17/11          432,857
                                                                                 ------------
                                                                                    2,715,757
                                                                                 ------------
           MEDIA--CABLE  0.3%
    375    Time Warner, Inc. (a)......................... 2.915     11/13/09          364,538
                                                                                 ------------

           MEDIA--NONCABLE  0.3%
    165    Viacom, Inc. (a).............................. 3.126     06/16/09          163,297
    300    Viacom, Inc. ................................. 5.750     04/30/11          300,894
                                                                                 ------------
                                                                                      464,191
                                                                                 ------------
           NONCAPTIVE--CONSUMER  0.4%
    510    CIT Group, Inc. .............................. 4.750     08/15/08          507,438
                                                                                 ------------

           NONCAPTIVE--CONSUMER FINANCE  1.1%
    825    American General Finance Corp. ............... 4.625     09/01/10          799,755
    790    HSBC Finance Corp. ........................... 6.750     05/15/11          821,523
                                                                                 ------------
                                                                                    1,621,278
                                                                                 ------------
           NONCAPTIVE--DIVERSIFIED FINANCE  0.7%
  1,045    General Electric Capital Corp. ............... 5.450     01/15/13        1,067,846
                                                                                 ------------

           PHARMACEUTICALS  0.5%
    360    Amgen, Inc. .................................. 4.000     11/18/09          360,510
    430    Hospira, Inc. (a)............................. 3.288     03/30/10          417,069
                                                                                 ------------
                                                                                      777,579
                                                                                 ------------
           PIPELINES  0.5%
    545    Enbridge Energy Partners...................... 4.000     01/15/09          542,313
    200    Enterprise Products Operating, LP............. 7.500     02/01/11          209,634
                                                                                 ------------
                                                                                      751,947
                                                                                 ------------
           RAILROADS  0.4%
    535    Burlington Northern Santa Fe Corp. ........... 6.125     03/15/09          539,999
                                                                                 ------------

           REFINING  0.5%
    660    Valero Energy Corp. .......................... 3.500     04/01/09          658,316
                                                                                 ------------

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           RETAILERS  0.8%
$   385    CVS Corp. .................................... 4.000%    09/15/09     $    383,021
    415    Home Depot, Inc. (a).......................... 2.901     12/16/09          404,349
    365    JC Penney Corp., Inc. ........................ 7.375     08/15/08          365,993
                                                                                 ------------
                                                                                    1,153,363
                                                                                 ------------
           SERVICES  0.2%
    260    FedEx Corp. .................................. 5.500     08/15/09          261,521
                                                                                 ------------

           SUPERMARKETS  0.2%
    260    Safeway, Inc. ................................ 7.500     09/15/09          268,582
                                                                                 ------------

           TECHNOLOGY  0.2%
    215    Oracle Corp. ................................. 5.000     01/15/11          219,316
                                                                                 ------------

           WIRELINE  1.5%
    640    AT&T, Inc. (a)................................ 2.884     02/05/10          637,366
    615    BellSouth Corp. .............................. 6.000     10/15/11          633,899
    200    British Telecommunications PLC (United
           Kingdom)...................................... 8.625     12/15/10          214,869
    215    COX Communications, Inc. ..................... 4.625     01/15/10          213,892
    475    Telecom Italia Capital (Luxembourg)........... 4.875     10/01/10          471,286
                                                                                 ------------
                                                                                    2,171,312
                                                                                 ------------

           TOTAL CORPORATE BONDS  21.7%.......................................     30,934,076
                                                                                 ------------

           ASSET BACKED SECURITIES  16.5%
    275    Ameriquest Mortgage Securities, Inc. (a)...... 3.542     08/25/34          142,401
  1,525    Bank of America Credit Card Trust (a)......... 2.691     04/16/12        1,519,947
    988    Capital Auto Receivables Asset Trust.......... 4.980     05/15/11          999,146
    800    Capital Auto Receivables Asset Trust.......... 5.020     09/15/11          812,333
  1,400    Capital Auto Receivables Asset Trust.......... 5.380     07/15/10        1,421,264
    369    Capital One Auto Finance Trust................ 5.070     07/15/11          362,011
    480    Caterpillar Financial Asset Trust............. 5.570     05/25/10          484,007
  1,275    Chase Issuance Trust.......................... 4.960     09/17/12        1,295,969
    677    CIT Equipment................................. 5.070     02/20/10          680,913
    575    CNH Equipment Trust........................... 5.400     10/17/11          582,750
  1,050    Daimler Chrysler Auto Trust................... 5.000     02/08/12        1,064,322
  1,050    Ford Credit Auto Owner Trust.................. 4.360     06/15/10        1,055,920
    241    Ford Credit Auto Owner Trust.................. 5.050     03/15/10          242,269
  1,019    Ford Credit Auto Owner Trust.................. 5.260     10/15/10        1,028,974
  1,200    Ford Credit Auto Owner Trust.................. 5.400     08/15/11        1,219,609
    127    GE Equipment Small Ticket LLC (e)............. 4.380     07/22/09          127,279
    282    GE Equipment Small Ticket LLC (e)............. 4.880     10/22/09          282,676
    918    Harley-Davidson Motorcycle Trust.............. 3.560     02/15/12          910,200
    795    Harley-Davidson Motorcycle Trust.............. 3.760     12/17/12          796,560
    811    Harley-Davidson Motorcycle Trust.............. 4.070     02/15/12          814,945

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES (CONTINUED)
$   752    Harley-Davidson Motorcycle Trust.............. 4.410%    06/15/12     $    758,111
    675    Hertz Vehicle Financing LLC (e)............... 4.930     02/25/10          671,801
  1,025    Hyundai Auto Receivables Trust................ 5.040     01/17/12        1,043,709
    513    Lehman XS Trust (a)........................... 2.782     02/25/46          222,810
    276    National City Auto Receivable Trust........... 2.880     05/15/11          276,143
    418    Nationstar Home Equity Loan Trust (a)......... 2.452     06/25/37          394,099
    120    New Century Home Equity Loan Trust............ 4.461     08/25/35          119,195
    725    Nissan Auto Receivables Owner Trust........... 3.890     08/15/11          723,553
    900    Nissan Auto Receivables Owner Trust........... 5.030     05/16/11          914,936
    419    Nissan Auto Receivables Owner Trust........... 5.440     04/15/10          422,233
    390    TXU Electric Delivery Transition Bond Co.,
           LLC........................................... 3.520     11/15/11          388,559
    600    USAA Auto Owner Trust......................... 4.160     04/16/12          602,550
  1,100    USAA Auto Owner Trust......................... 4.900     02/15/12        1,114,763
                                                                                 ------------

           TOTAL ASSET BACKED SECURITIES  16.5%...............................     23,495,957
                                                                                 ------------

           MORTGAGE BACKED SECURITIES  12.3%
  3,400    Federal Home Loan Mortgage Corp. ............. 5.125     11/17/17        3,499,518
      3    Federal Home Loan Mortgage Corp. ............. 6.500     01/01/33            3,517
                                                                   09/15/29 to
  1,101    Federal Home Loan Mortgage Corp. ............. 7.500     09/01/32        1,167,094
  6,950    Federal National Mortgage Association......... 4.375     03/15/13        7,031,419
                                                                   11/01/23 to
  1,083    Federal National Mortgage Association......... 6.500     11/01/33        1,124,533
                                                                   03/01/26 to
  1,076    Federal National Mortgage Association......... 7.000     03/01/32        1,138,472
                                                                   12/01/28 to
  3,135    Federal National Mortgage Association......... 7.500     08/01/36        3,345,269
                                                                   03/01/16 to
     28    Federal National Mortgage Association......... 9.500     04/01/20           30,610
                                                                   07/15/28 to
     12    Government National Mortgage Association...... 7.500     08/15/28           13,154
                                                                   07/15/16 to
      1    Government National Mortgage Association...... 9.500     06/15/18            1,092
                                                                   11/15/16 to
     60    Government National Mortgage Association...... 10.000    01/15/19           66,880
     11    Government National Mortgage Association...... 10.500    02/15/18           12,556
     85    Government National Mortgage Association...... 11.000    11/15/18           97,814
                                                                                 ------------

           TOTAL MORTGAGE BACKED SECURITIES  12.3%............................     17,531,928
                                                                                 ------------

           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  1.3%
    270    Federal Home Loan Mortgage Corp. ............. 5.395     07/01/34          274,249
    658    Federal National Mortgage Association......... 5.074     04/01/35          661,900
    224    Federal National Mortgage Association......... 5.142     07/01/34          223,254
    110    Federal National Mortgage Association......... 5.301     06/01/34          110,644

See Notes to Financial Statements                                             17

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON    MATURITY        VALUE
---------------------------------------------------------------------------------------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$   243    Federal National Mortgage Association......... 5.678%    04/01/35     $    244,140
    182    Federal National Mortgage Association......... 6.190     09/01/19          182,126
     82    Federal National Mortgage Association......... 6.221     09/01/34           83,581
                                                                                 ------------

           TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  1.3%.............      1,779,894
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  76.2%
  (Cost $126,047,367).........................................................    108,397,226
                                                                                 ------------

                                                         EXPIRATION   EXERCISE
DESCRIPTION                                  CONTRACTS      DATE       PRICE        VALUE
---------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.1%
90-day EuroDollar Futures Call, September,
  2009 (Cost $120,256).....................     139       09/20/09     96.750    $    127,707
                                                                                 ------------

SHORT-TERM INVESTMENTS  23.8%
REPURCHASE AGREEMENTS  8.9%
Banc of America Securities ($3,840,983 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated
  06/30/08, to be sold on 07/01/08 at $3,841,249).............................      3,840,983
Citigroup Global Markets, Inc. ($3,840,982 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $3,841,249).......................      3,840,982
JPMorgan Chase & Co. ($1,152,295 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated 06/30/08,
to be sold on 07/01/08 at $1,152,378).........................................      1,152,295
State Street Bank & Trust Co. ($3,795,740 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.85%,
  dated 06/30/08, to be sold on 07/01/08 at $3,795,935).......................      3,795,740
                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS...................................................     12,630,000
                                                                                 ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
---------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  14.9%
United States Treasury Bill ($495,000 par, yielding 1.828%, 10/09/08 maturity)
  (f).........................................................................   $    492,499
United States Treasury Bill ($5,800,000 par, yielding 1.181%, 07/24/08
  maturity)...................................................................      5,795,627
United States Treasury Bill ($15,000,000 par, yielding 1.041%, 07/10/08
  maturity)...................................................................     14,996,096
                                                                                 ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.............................     21,284,222
                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS  23.8%
  (Cost $33,914,222)..........................................................     33,914,222
                                                                                 ------------

TOTAL INVESTMENTS  100.1%
  (Cost $160,081,845).........................................................    142,439,155

OTHER LIABILITIES IN EXCESS OF ASSETS  (0.1%).................................        (89,329)

WRITTEN OPTIONS  (0.0%).......................................................        (77,319)
                                                                                 ------------

NET ASSETS  100.0%............................................................   $142,272,507
                                                                                 ============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) Variable Rate Coupon

(c) Interest Only

(d) Principal Only

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

REMIC--Real Estate Mortgage Investment Conduits

See Notes to Financial Statements                                             19

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2008:

CREDIT DEFAULT SWAPS

                                                         PAY/
                                                        RECEIVE                NOTIONAL
                                            BUY/SELL     FIXED    EXPIRATION    AMOUNT    UPFRONT
     COUNTERPARTY       REFERENCE ENTITY   PROTECTION    RATE        DATE       (000)     PAYMENTS     VALUE
Barclays Bank PLC.....  CDX.NA.IG.9           Sell       0.600%    12/20/12     $1,200    $(40,078)  $ (40,484)
Goldman Sachs
 International........  CDX.NA.IG.HVOL        Sell       0.350     06/20/12      1,400    (19,885)     (62,403)
                                                                                          --------   ---------
TOTAL CREDIT DEFAULT SWAPS.............................................................   $(59,963)  $(102,887)
                                                                                          ========   =========

INTEREST RATE SWAPS

                                                        PAY/
                                                      RECEIVE                         NOTIONAL
                                                      FLOATING   FIXED   EXPIRATION    AMOUNT
         COUNTERPARTY           FLOATING RATE INDEX     RATE     RATE       DATE       (000)        VALUE
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        4.211%   06/03/13    $19,700    $   (13,580)
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        4.983    04/15/18      1,510        (11,219)
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        5.070    04/14/18      1,010         (4,363)
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    5.380    04/15/23      1,765           (600)
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    5.470    04/14/23      1,295         (3,639)
Bank of America, N.A. ........  USD-LIBOR BBA         Pay        5.560    02/19/18      1,067         14,639
Bank of America, N.A. ........  USD-LIBOR BBA         Receive    5.995    02/19/23      1,384        (24,109)
Citibank, N.A., New York......  USD-LIBOR BBA         Pay        2.900    02/28/10      3,100         (3,723)
Deutsche Bank AG..............  USD-LIBOR BBA         Pay        2.075    06/17/09     47,355        (91,789)
Deutsche Bank AG..............  USD-LIBOR BBA         Receive    2.410    06/17/09     47,355        110,466
Deutsche Bank AG..............  USD-LIBOR BBA         Pay        4.550    10/23/09      2,800         51,346
Deutsche Bank AG..............  EUR-EURIBOR Reuters   Receive    4.934    07/01/18      7,880         (4,255)
Deutsche Bank AG..............  EUR-EURIBOR Reuters   Pay        5.268    07/02/23      9,864        (15,190)
Goldman Sachs International...  USD-LIBOR BBA         Receive    4.642    09/11/09      2,800         79,604
Goldman Sachs International...  USD-LIBOR BBA         Receive    5.074    10/05/08      1,500         16,800
Goldman Sachs International...  USD-LIBOR BBA         Pay        5.630    02/28/18      3,385         54,634
Goldman Sachs International...  USD-LIBOR BBA         Receive    6.035    02/28/23      4,385        (81,123)
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        2.785    02/04/10      3,100        (10,134)
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        3.292    05/29/10      9,000        (34,723)
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        3.989    12/14/09      2,800         25,824
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        4.139    12/12/09      2,800         32,015
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        4.184    06/09/13      3,800         (8,508)
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        4.385    10/29/09      2,800         44,599
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        4.427    11/08/09      2,800         45,754
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        4.783    10/18/09      2,800         62,773
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Receive    4.783    10/18/09      2,825        114,172
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Receive    4.794    09/20/09      2,800         84,681
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Receive    5.079    08/01/09      2,800        106,601
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Receive    5.203    08/13/08      1,900         22,224
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Receive    5.334    01/30/09      1,400         41,132
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        5.365    06/28/09      2,900        118,816

 20                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                        PAY/
                                                      RECEIVE                         NOTIONAL
                                                      FLOATING   FIXED   EXPIRATION    AMOUNT
         COUNTERPARTY           FLOATING RATE INDEX     RATE     RATE       DATE       (000)        VALUE
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        5.391%   06/06/09    $ 2,800    $    61,315
JPMorgan Chase Bank, N.A. ....  USD-LIBOR BBA         Pay        5.486    06/14/09      2,850         63,839
                                                                                                 -----------
TOTAL INTEREST RATE SWAPS.....................................................................       844,279
                                                                                                 ===========

SWAP COLLATERAL RECEIVED FROM COUNTERPARTY
 Deutsche Bank AG.............................................................................      (260,000)
 JPMorgan Chase Bank, N.A. ...................................................................      (690,000)
                                                                                                 -----------
TOTAL SWAP COLLATERAL RECEIVED................................................................   $  (950,000)
                                                                                                 -----------
TOTAL SWAP AGREEMENTS.........................................................................   $  (208,608)
                                                                                                 ===========

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2008
  (Current Notional Value of $113,922 per contract).........      46         $ 15,984
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures, September 2008
  (Current Notional Value of $110,555 per contract).........     106          (37,820)
U.S. Treasury Notes 2-Year Futures, September 2008
  (Current Notional Value of $211,203 per contract).........     209            2,345
U.S. Treasury Bond Futures, September 2008
  (Current Notional Value of $115,594 per contract).........       6              805
                                                                 ---         --------
                                                                 367         $(18,686)
                                                                 ===         ========

WRITTEN OPTIONS OUTSTANDING AS OF JUNE 30, 2008:

                                     EXERCISE    EXPIRATION    NUMBER OF
          NAME OF ISSUER              PRICE         DATE       CONTRACTS     PREMIUM       VALUE
90-day EuroDollar Futures
  Call, September, 2009............  $97.250      09/20/09        139       $ (69,132)   $ (77,319)

See Notes to Financial Statements                                             21

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $160,081,845).......................  $142,439,155
Cash........................................................           513
Receivables:
 Interest...................................................       799,959
 Fund Shares Sold...........................................       456,776
Swap Contracts..............................................        87,894
Other.......................................................       120,928
                                                              ------------
   Total Assets.............................................   143,905,225
                                                              ------------
LIABILITIES:
Payables:
 Fund Shares Repurchased....................................       559,031
 Income Distributions.......................................       231,746
 Options Written, at value (premiums received of $69,132)...        77,319
 Distributor and Affiliates.................................        57,883
 Investment Advisory Fee....................................        35,157
 Variation Margin on Futures................................        30,594
Swap Contracts..............................................       296,502
Trustees' Deferred Compensation and Retirement Plans........       207,922
Accrued Expenses............................................       136,564
                                                              ------------
   Total Liabilities........................................     1,632,718
                                                              ------------
NET ASSETS..................................................  $142,272,507
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
 number of shares authorized)...............................  $188,022,919
Accumulated Undistributed Net Investment Income.............      (694,824)
Net Unrealized Depreciation.................................   (16,868,208)
Accumulated Net Realized Loss...............................   (28,187,380)
                                                              ------------
NET ASSETS..................................................  $142,272,507
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $64,027,704 and 6,545,087 shares of
   beneficial interest issued and outstanding)..............  $       9.78
   Maximum sales charge (2.25%* of offering price)..........          0.23
                                                              ------------
   Maximum offering price to public.........................  $      10.01
                                                              ============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $20,767,198 and 2,099,768 shares of
   beneficial interest issued and outstanding)..............  $       9.89
                                                              ============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $18,461,770 and 1,877,230 shares of
   beneficial interest issued and outstanding)..............  $       9.83
                                                              ============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $39,015,835 and 3,987,337 shares of
   beneficial interest issued and outstanding)..............  $       9.78
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  3,896,800
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       219,174
Distribution (12b-1) and Service Fees
  Class A...................................................        53,936
  Class B...................................................        78,692
  Class C...................................................        68,689
Transfer Agent Fees.........................................       105,389
Accounting and Administrative Expenses......................        45,334
Registration Fees...........................................        38,606
Reports to Shareholders.....................................        33,322
Custody.....................................................        22,109
Trustees' Fees and Related Expenses.........................        16,249
Professional Fees...........................................        13,975
Other.......................................................         8,786
                                                              ------------
  Total Expenses............................................       704,261
  Less Credits Earned on Cash Balances......................         3,039
                                                              ------------
  Net Expenses..............................................       701,222
                                                              ------------
NET INVESTMENT INCOME.......................................  $  3,195,578
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (2,527,740)
  Foreign Currency Transactions.............................           115
  Futures...................................................       (30,670)
  Swap Contracts............................................        31,347
                                                              ------------
Net Realized Loss...........................................    (2,526,948)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (3,349,534)
                                                              ------------
  End of the Period:
    Investments.............................................   (17,642,690)
    Swaps...................................................       801,355
    Options.................................................        (8,187)
    Futures.................................................       (18,686)
                                                              ------------
                                                               (16,868,208)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (13,518,674)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(16,045,622)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(12,850,044)
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE SIX         FOR THE
                                                           MONTHS ENDED       YEAR ENDED
                                                           JUNE 30, 2008   DECEMBER 31, 2007
                                                           ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................  $  3,195,578      $  6,158,435
Net Realized Loss........................................    (2,526,948)         (463,313)
Net Unrealized Depreciation During the Period............   (13,518,674)       (2,425,997)
                                                           ------------      ------------
Change in Net Assets from Operations.....................   (12,850,044)        3,269,125
                                                           ------------      ------------

Distributions from Net Investment Income:
  Class A Shares.........................................    (1,885,584)       (4,078,071)
  Class B Shares.........................................      (581,020)       (1,465,665)
  Class C Shares.........................................      (512,029)       (1,032,810)
  Class I Shares.........................................      (854,793)         (540,248)
                                                           ------------      ------------
Total Distributions......................................    (3,833,426)       (7,116,794)
                                                           ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......   (16,683,470)       (3,847,669)
                                                           ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................    49,172,310        64,395,903
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................     2,595,427         5,607,541
Cost of Shares Repurchased...............................   (35,746,893)      (68,848,234)
                                                           ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......    16,020,844         1,155,210
                                                           ------------      ------------
NET CHANGE IN NET ASSETS.................................      (662,626)       (2,692,459)
NET ASSETS:
Beginning of the Period..................................   142,935,133       145,627,592
                                                           ------------      ------------
End of the Period (Including accumulated undistributed
  net investment income of $(694,824) and $(56,976),
  respectively)..........................................  $142,272,507      $142,935,133
                                                           ============      ============

 24                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS A SHARES                       JUNE 30,     ----------------------------------------------
                                       2008        2007      2006      2005      2004      2003
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $10.94      $11.24    $11.33    $11.58    $11.90    $12.17
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........     0.23        0.51      0.44      0.31      0.20      0.13
  Net Realized and Unrealized
    Gain/Loss......................    (1.11)      (0.22)      -0-(d)  (0.14)    (0.13)      -0-(d)
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...    (0.88)       0.29      0.44      0.17      0.07      0.13
Less Distributions from Net
  Investment Income................     0.28        0.59      0.53      0.42      0.39      0.40
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $ 9.78      $10.94    $11.24    $11.33    $11.58    $11.90
                                      ======      ======    ======    ======    ======    ======

Total Return* (b)..................   -8.16%**     2.57%     4.00%     1.46%     0.57%     1.04%
Net Assets at End of the Period (In
  millions)........................   $ 64.0      $ 73.3    $ 79.7    $ 91.9    $151.7    $181.6
Ratio of Expenses to Average Net
  Assets*..........................    0.84%       0.89%     0.86%     0.81%     0.84%     0.72%
Ratio of Net Investment Income to
  Average Net Assets*..............    4.52%       4.55%     3.93%     2.67%     1.73%     1.08%
Portfolio Turnover (c).............      25%**       53%       76%       70%      143%      311%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets........................      N/A         N/A       N/A       N/A       N/A     0.79%
   Ratio of Net Investment Income
     to Average Net Assets.........      N/A         N/A       N/A       N/A       N/A     1.01%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of .50% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             25

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                       JUNE 30,     ----------------------------------------------
                                       2008        2007      2006      2005      2004      2003
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $11.05      $11.36    $11.44    $11.69    $12.01    $12.27
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........     0.21        0.46      0.39      0.25      0.15      0.08
  Net Realized and Unrealized
    Gain/Loss......................    (1.12)      (0.24)     0.01     (0.14)    (0.14)      -0-(d)
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...    (0.91)       0.22      0.40      0.11      0.01      0.08
Less Distributions from Net
  Investment Income................     0.25        0.53      0.48      0.36      0.33      0.34
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $ 9.89      $11.05    $11.36    $11.44    $11.69    $12.01
                                      ======      ======    ======    ======    ======    ======

Total Return* (b)..................   -8.32%**     1.95%     3.53%     0.93%     0.07%     0.62%
Net Assets at End of the Period (In
  millions)........................   $ 20.8      $ 26.8    $ 36.2    $ 54.3    $ 83.3    $122.7
Ratio of Expenses to Average Net
  Assets*..........................    1.34%       1.39%     1.36%     1.31%     1.34%     1.21%
Ratio of Net Investment Income to
  Average Net Assets*..............    4.03%       4.05%     3.40%     2.19%     1.23%     0.63%
Portfolio Turnover (c).............      25%**       53%       76%       70%      143%      311%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets........................      N/A         N/A       N/A       N/A       N/A     1.27%
   Ratio of Net Investment Income
     to Average Net Assets.........      N/A         N/A       N/A       N/A       N/A     0.57%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

 26                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                       JUNE 30,     ----------------------------------------------
                                       2008        2007      2006      2005      2004      2003
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $10.99      $11.29    $11.38    $11.63    $11.95    $12.21
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........     0.21        0.46      0.39      0.25      0.15      0.08
  Net Realized and Unrealized
    Gain/Loss......................    (1.12)      (0.23)      -0-(d)  (0.14)    (0.14)      -0-(d)
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...    (0.91)       0.23      0.39      0.11      0.01      0.08
Less Distributions from Net
  Investment Income................     0.25        0.53      0.48      0.36      0.33      0.34
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $ 9.83      $10.99    $11.29    $11.38    $11.63    $11.95
                                      ======      ======    ======    ======    ======    ======

Total Return* (b)..................   -8.37%**     2.05%     3.46%     0.94%     0.07%     0.63%
Net Assets at End of the Period (In
  millions)........................   $ 18.5      $ 20.5    $ 26.4    $ 36.9    $ 55.3    $ 83.1
Ratio of Expenses to Average Net
  Assets*..........................    1.34%       1.39%     1.36%     1.31%     1.34%     1.21%
Ratio of Net Investment Income to
  Average Net Assets*..............    4.03%       4.05%     3.41%     2.19%     1.23%     0.61%
Portfolio Turnover (c).............      25%**       53%       76%       70%      143%      311%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets........................      N/A         N/A       N/A       N/A       N/A     1.28%
   Ratio of Net Investment Income
     to Average Net Assets.........      N/A         N/A       N/A       N/A       N/A     0.54%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             27

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                            SIX MONTHS       YEAR ENDED        AUGUST 12, 2005
                                              ENDED         DECEMBER 31,      (COMMENCEMENT OF
CLASS I SHARES                               JUNE 30,     ----------------     OPERATIONS) TO
                                               2008        2007      2006     DECEMBER 31, 2005
                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $10.94      $11.25    $11.33         $11.42
                                              ------      ------    ------         ------
  Net Investment Income (a)................     0.23        0.53      0.48           0.15
  Net Realized and Unrealized Loss.........    (1.10)      (0.24)    (0.01)         (0.06)
                                              ------      ------    ------         ------
Total from Investment Operations...........    (0.87)       0.29      0.47           0.09
Less Distributions from Net Investment
  Income...................................     0.29        0.60      0.55           0.18
                                              ------      ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD.........   $ 9.78      $10.94    $11.25         $11.33
                                              ======      ======    ======         ======

Total Return (b)...........................   -8.09%*      2.65%     4.25%          0.76%*
Net Assets at End of the Period (In
  millions)................................   $ 39.0      $ 22.3    $  3.4         $  1.8
Ratio of Expenses to Average Net Assets....    0.69%       0.72%     0.68%          0.66%
Ratio of Net Investment Income to Average
  Net Assets...............................    4.55%       4.78%     4.20%          3.04%
Portfolio Turnover.........................      25%*        53%       76%            70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 28                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade corporate bonds, mortgage-related or mortgage backed securities, asset-backed securities, and certain other debt obligations. The Fund commenced investment operations on June 16, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

   Level 1--quoted prices in active markets for identical investments

   Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

   Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                   INVESTMENTS IN                   OTHER FINANCIAL
VALUATION INPUTS                                     SECURITIES      LIABILITIES     INSTRUMENTS*
Level 1--Quoted Prices...........................   $    127,707      $(77,319)        $(18,686)
Level 2--Other Significant Observable Inputs.....    142,226,102           -0-          741,392
Level 3--Significant Unobservable Inputs.........         85,346           -0-              -0-
                                                    ------------      --------         --------
Total............................................   $142,439,155      $(77,319)        $722,706
                                                    ============      ========         ========

*   Other financial instruments include futures, forwards and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2008, the Fund had no when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $25,372,978 which will expire according to the following schedule:

  AMOUNT                                                                    EXPIRATION
$  346,588 ............................................................  December 31, 2008
   544,017 ............................................................  December 31, 2010
 7,821,920 ............................................................  December 31, 2011
 7,206,408 ............................................................  December 31, 2012
 3,666,114 ............................................................  December 31, 2013
 3,573,809 ............................................................  December 31, 2014
 2,214,122 ............................................................  December 31, 2015

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $160,345,635
                                                              ============
Gross tax unrealized appreciation...........................  $    419,890
Gross tax unrealized depreciation...........................   (18,326,370)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(17,906,480)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income, short-term capital gains, including a portion of premiums received from written options. Net realized gains, if any, are distributed at least annually.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $7,085,156
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $7,085,156
                                                              ==========

    As of December 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $417,444

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Fund's custody fee was reduced by $3,039 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U. S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities. Income and expense are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .30% of the average daily net assets.

    For the six months ended June 30, 2008, the Fund recognized expenses of approximately $600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $14,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $50,800 representing transfer agency fees paid to VKIS

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $108,444 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $11,400 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $16,700. Sales charges do not represent expenses to the Fund.

    At June 30, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 900 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and year ended December 31, 2007, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            JUNE 30, 2008               DECEMBER 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,710,701    $ 17,994,485     3,093,719    $ 34,519,268
  Class B...........................     256,068       2,737,839       464,350       5,239,903
  Class C...........................     728,935       7,855,217       440,958       4,919,033
  Class I...........................   1,986,761      20,584,769     1,773,667      19,717,699
                                      ----------    ------------    ----------    ------------
Total Sales.........................   4,682,465    $ 49,172,310     5,772,694    $ 64,395,903
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     156,252    $  1,604,046       314,128    $  3,501,875
  Class B...........................      49,473         513,640       111,029       1,250,413
  Class C...........................      38,897         401,194        69,612         779,741
  Class I...........................       7,478          76,547         6,792          75,512
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     252,100    $  2,595,427       501,561    $  5,607,541
                                      ==========    ============    ==========    ============

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            JUNE 30, 2008               DECEMBER 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Repurchases:
  Class A...........................  (2,026,994)   $(20,900,234)   (3,794,027)   $(42,319,759)
  Class B...........................    (634,484)     (6,602,236)   (1,333,118)    (15,039,166)
  Class C...........................    (754,765)     (7,802,114)     (981,061)    (11,020,521)
  Class I...........................     (43,333)       (442,309)      (42,085)       (468,788)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (3,459,576)   $(35,746,893)   (6,150,291)   $(68,848,234)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2008, the Fund received redemption fees of approximately $3,600, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $23,758,983 and $17,145,057, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $5,425,469 and $15,321,286, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2007............................      390
Futures Opened..............................................    1,126
Futures Closed..............................................   (1,149)
                                                               ------
Outstanding at June 30, 2008................................      367
                                                               ======

B. OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

    The Fund may write covered call and put options. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options were as follows:

                                                              NUMBER OF    PREMIUM
                                                              CONTRACTS    RECEIVED
Options outstanding at December 31, 2007....................     -0-       $   -0-
Options written.............................................     139        69,132
Options terminated in closing purchase transactions.........     -0-           -0-
Options exercised...........................................     -0-           -0-
Options expired.............................................     -0-           -0-
                                                                 ---       -------
Options outstanding at June 30, 2008........................     139       $69,132
                                                                 ===       =======

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

C. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

contracts under the provisions of FASB Interpretation No. 39: Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within "Swap Contracts" on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

7. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1.00% of the average daily net assets attributable to such class of shares. All Class B Shares and Class C Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to ..65% of the average daily net assets attributable to such class of shares. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $5,168,800 and $126,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             30, 130, 230, 630
                                                                  LTMGSAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04255P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008